Share Capital and Capital reserve (Tables)	3 Months Ended
Mar. 31, 2019
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve

	Shares		March 31, 2019	December 31, 2018
	March 31, 2019	December 31, 2018	€m	€m
Authorized Share Capital:
Unlimited number of Ordinary Shares with $nil nominal value issued at $10.00 per share	n/a	n/a	n/a	n/a
Unlimited number of Founder Preferred Shares with $nil nominal value issued at $10.00 per share	n/a	n/a	n/a	n/a

Issued and fully paid:
Ordinary Shares	194,452,075	174,229,051	2,108.5	1,751.7
Founder Preferred Shares	1,500,000	1,500,000	10.6	10.6
Total share capital and capital reserve			2,119.1	1,762.3
Listing and share transaction costs			(25.0)	(13.8)
Total net share capital and capital reserve			2,094.1	1,748.5